UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 94.9%
		Common Stocks — 93.5%
		Argentina — 0.1%
7		BBVA Banco Frances S.A., ADR	19
89		BBVA Banco Frances S.A. (m)	84
15		Grupo Financiero Galicia S.A., ADR (a)	28
325		Petrobras Energia Participaciones S.A., Class B (m)	221
10		Siderar SAIC, Class A (m)	34
38		Telecom Argentina S.A., ADR (a)	316
117		Transportadora de Gas del Sur S.A., Class B (m)	60

			762

		Australia — 3.2%
25		ABC Learning Centres Ltd. (f) (m)	9
26		AGL Energy Ltd. (m)	235
84		Alumina Ltd. (m)	59
41		Amcor Ltd. (m)	139
96		AMP Ltd. (m)	318
1		Ansell Ltd. (m)	5
2		APN News & Media Ltd. (m)	2
13		Aristocrat Leisure Ltd. (m)	30
38		Asciano Group (m)	26
9		ASX Ltd. (m)	149
104		Australia & New Zealand Banking Group Ltd. (m)	865
43		AXA Asia Pacific Holdings Ltd. (m)	126
16		Babcock & Brown Ltd. (m)	3
13		Bendigo and Adelaide Bank Ltd. (m)	81
174		BHP Billiton Ltd. (m)	3,230
12		Billabong International Ltd. (c)	55
38		BlueScope Steel Ltd. (m)	83
60		Boart Longyear Group (m)	7
29		Boral Ltd. (c)	60
69		Brambles Ltd. (m)	294
3		Caltex Australia Ltd. (c)	17
98		CFS Retail Property Trust (c)	110
25		Challenger Financial Services Group Ltd. (m)	19
31		Coca-Cola Amatil Ltd. (m)	180
2		Cochlear Ltd. (m)	86
75		Commonwealth Bank of Australia (m)	1,275
35		Commonwealth Property Office Fund (m)	19
20		Computershare Ltd. (m)	92
10		Consolidated Media Holdings Ltd. (m)	12
24		Crown Ltd. (m)	83
31		CSL Ltd. (m)	733
62		CSR Ltd. (m)	55
177		Dexus Property Group (m)	83
84		Fairfax Media Ltd. (c)	74
71		Fortescue Metals Group Ltd. (a) (c)	76
100		Foster’s Group Ltd. (m)	343
41		Futuris Corp., Ltd. (m)	15
75		Goodman Fielder Ltd. (m)	72
160		Goodman Group (m)	70
187		GPT Group (m)	88
37		Harvey Norman Holdings Ltd. (c)	50
83		Incitec Pivot Ltd. (m)	136
64		ING Industrial Fund (c)	6
103		Insurance Australia Group Ltd. (m)	251
6		Leighton Holdings Ltd. (c)	65
16		Lend Lease Corp., Ltd. (m)	67
7		Lion Nathan Ltd. (m)	38
48		Macquarie Airports (m)	69
20		Macquarie Communications Infrastructure Group (m)	12
13		Macquarie Group Ltd. (c)	211
115		Macquarie Infrastructure Group (m)	115
129		Macquarie Office Trust (m)	15
71		Mirvac Group (m)	50
95		National Australia Bank Ltd. (m)	1,125
23		Newcrest Mining Ltd. (m)	437
40		OneSteel Ltd. (m)	61
20		Orica Ltd. (m)	170
47		Origin Energy Ltd. (m)	415
139		OZ Minerals Ltd. (c) (f)	45
36		Pacific Brands Ltd. (m)	9
32		PaperlinX Ltd. (c)	9
3		Perpetual Ltd. (m)	52
44		Qantas Airways Ltd. (m)	67
51		QBE Insurance Group Ltd. (m)	770
14		Rio Tinto Ltd. (c)	360
29		Santos Ltd. (m)	261
8		Sims Metal Management Ltd. (m)	85
20		Sonic Healthcare Ltd. (m)	177
83		Stockland (m)	189
45		Suncorp-Metway Ltd. (m)	210
23		TABCORP Holdings Ltd. (m)	93
59		Tatts Group Ltd. (c)	106
226		Telstra Corp., Ltd. (m)	540
38		Toll Holdings Ltd. (c)	130
61		Transurban Group (c)	195
38		Virgin Blue Holdings Ltd. (m)	7
41		Wesfarmers Ltd. (m)	395
90		Westfield Group (m)	683
147		Westpac Banking Corp. (m)	1,442
25		Woodside Petroleum Ltd. (m)	544
63		Woolworths Ltd. (m)	1,100
7		WorleyParsons Ltd. (m)	67

			20,107

		Austria — 0.8%
1		Andritz AG (c)	40
6		BWIN Interactive Entertainment AG (a) (c)	155
36		Erste Group Bank AG (c)	536
4		Flughafen Wien AG (c)	150
68		IMMOEAST AG (a) (c)	79
41		IMMOFINANZ AG (a) (c)	46
1		Mayr Melnhof Karton AG (m)	69
38		OMV AG (m)	1,075
8		Raiffeisen International Bank Holding AG (c)	157
3		RHI AG (a) (m)	41
12		Strabag SE (m)	219
65		Telekom Austria AG (m)	906
14		Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A (c)	549
10		Vienna Insurance Group (c)	313
22		Voestalpine AG (c)	429
22		Wienerberger AG (c)	279

			5,043

		Belgium — 1.2%
17		AGFA-Gevaert N.V. (a) (m)	58
58		Anheuser-Busch InBev N.V. (m)	1,477
1		Bekaert S.A. (m)	70
22		Belgacom S.A. (c)	772
2		Colruyt S.A. (c)	544
1		Compagnie Maritime Belge S.A. (m)	14
14		Delhaize Group (c)	931
94		Dexia S.A. (c)	292
—	(h)	D’ieteren S.A. (m)	45
2		Euronav N.V. (m)	24
341		Fortis (m)	676
13		Groupe Bruxelles Lambert S.A. (m)	924
23		KBC Groep N.V. (m)	417
4		Mobistar S.A. (m)	324
2		Nationale A Portefeuille (m)	72
1		Omega Pharma S.A. (m)	33
6		Solvay S.A., Class A (m)	407
13		UCB S.A. (c)	409
19		Umicore (m)	346

			7,835

		Bermuda — 0.1%
4		Frontline Ltd. (c)	107
3		Golar LNG Ltd. (m)	16
20		Seadrill Ltd. (c)	167

			290

		Brazil — 0.2%
6		Centrais Eletricas Brasileiras S.A. (m)	68
46		Cia Vale do Rio Doce (m)	641
46		Petroleo Brasileiro S.A. (m)	603
33		Unibanco - Uniao de Bancos Brasileiros S.A. (m)	184

			1,496

		Chile — 0.7%
2,501		Banco Santander Chile S.A. (m)	86
14		CAP S.A. (m)	189
17		Cia Cervecerias Unidas S.A., ADR	490
1,072		Distribucion y Servicio D&S S.A. (m)	438
15		Embotelladora Andina S.A., Class B, ADR	219
446		Empresa Nacional de Electricidad S.A. (m)	557
5		Empresas CMPC S.A. (m)	90
45		Empresas COPEC S.A. (m)	363
91		Enersis S.A., ADR	1,304
14		Lan Airlines S.A. (m)	114
1,214		Masisa S.A. (m)	110
75		SACI Falabella (m)	215

			4,175

		China — 0.4%
165		Belle International Holdings Ltd. (m)	66
131		BYD Co., Ltd., Class H (c)	244
657		China Construction Bank Corp., Class H (c)	321
104		China Life Insurance Co., Ltd., Class H (m)	274
574		Datang International Power Generation Co., Ltd., Class H (c)	285
39		Foxconn International Holdings Ltd. (a) (m)	14
314		Huaneng Power International, Inc., Class H (c)	225
54		Pacific Basin Shipping Ltd. (m)	28
603		PetroChina Co., Ltd., Class H (c)	445
116		Shui On Land Ltd. (m)	29
102		Tingyi Cayman Islands Holding Corp. (c)	118
231		Yanzhou Coal Mining Co., Ltd., Class H (c)	150
503		Zhejiang Expressway Co., Ltd. (m)	286

			2,485

		Cyprus — 0.0% (g)
18		Prosafe Production Public Ltd. (a) (m)	28
18		ProSafe SE (a) (m)	68

			96

		Denmark — 1.1%
—	(h)	A P Moller - Maersk A/S (c)	578
—	(h)	A P Moller - Maersk A/S (m)	368
3		Bang & Olufsen A/S (c)	41
3		Carlsberg A/S, Class B (m)	107
3		Coloplast A/S, Class B (c)	167
3		Danisco A/S (c)	98
36		Danske Bank A/S (m)	362
18		DSV A/S (c)	177
3		East Asiatic Co., Ltd. A/S (c)	101
6		FLSmidth & Co. A/S (c)	171
42		GN Store Nord (a) (c)	89
1		H Lundbeck A/S (c)	17
1		Jyske Bank A/S (a) (m)	15
3		NKT Holding A/S (c)	61
50		Novo Nordisk A/S, Class B (c)	2,640
4		Novozymes A/S, Class B (c)	287
10		Sydbank A/S (c)	126
1		Topdanmark A/S (a) (c)	124
2		TrygVesta A/S (c)	135
19		Vestas Wind Systems A/S (a) (c)	937
5		William Demant Holding (a) (c)	154

			6,755

		Finland — 0.8%
13		Elisa OYJ (c)	199
24		Fortum OYJ (m)	470
9		Kone OYJ, Class B (m)	180
9		Metso OYJ (m)	90
5		Neste Oil OYJ (c)	72
200		Nokia OYJ (m)	2,454
6		Nokian Renkaat OYJ (c)	56
7		Outokumpu OYJ (c)	84
9		Rautaruukki OYJ (m)	139
28		Sampo OYJ, Class A (m)	456
30		Stora Enso OYJ, Class R (c)	182
7		Tietoenator OYJ (c)	82
25		UPM-Kymmene OYJ (m)	238
2		Wartsila OYJ (c)	41
18		YIT OYJ (m)	112

			4,855

		France — 9.5%
14		Accor S.A. (c)	555
3		Aeroports de Paris (m)	135
14		Air France-KLM (c)	130
23		Air Liquide S.A. (c)	1,649
209		Alcatel-Lucent (a) (c)	409
21		Alstom S.A. (m)	991
6		Atos Origin S.A. (m)	132
140		AXA S.A. (c)	2,207
75		BNP Paribas (m)	2,855
23		Bouygues (m)	774
12		Cap Gemini S.A. (m)	416
55		Carrefour S.A. (c)	1,879
4		Casino Guichard Perrachon S.A. (m)	234
4		Christian Dior S.A. (m)	213
16		Cie Generale de Geophysique-Veritas (a) (m)	188
20		Cie Generale d’Optique Essilor International S.A. (c)	750
2		CNP Assurances (m)	165
18		Compagnie de Saint-Gobain (c)	605
13		Compagnie Generale des Etablissements Michelin, Class B (c)	507
76		Credit Agricole S.A. (m)	920
8		Dassault Systemes S.A. (c)	287
17		EDF (m)	848
159		France Telecom S.A. (m)	3,567
98		GDF Suez (c)	3,745
3		Gecina S.A. (m)	186
40		Groupe Danone (m)	2,037
6		Hermes International (c)	628
1		ICADE (m)	116
2		Imerys S.A. (c)	97
9		Klepierre (c)	212
8		Lafarge S.A. (c)	387
11		Lagardere SCA (m)	422
23		L’Oreal S.A. (c)	1,497
23		LVMH Moet Hennessy Louis Vuitton S.A. (c)	1,253
11		M6-Metropole Television (m)	176
3		Neopost S.A. (m)	213
10		PagesJaunes Groupe (c)	91
15		Pernod-Ricard S.A. (c)	952
15		Peugeot S.A. (m)	257
8		PPR (m)	388
13		Publicis Groupe (c)	306
17		Renault S.A. (c)	324
21		Safran S.A. (m)	260
92		Sanofi-Aventis S.A. (m)	5,184
20		Schneider Electric S.A. (c)	1,247
16		SCOR SE (m)	316
3		Societe BIC S.A. (m)	166
2		Societe Des Autoroutes Paris-Rhin- Rhone (c)	93
44		Societe Generale (m)	1,840
13		Societe Television Francaise 1 (c)	134
9		Sodexo (c)	468
5		Technip S.A. (c)	150
8		Thales S.A. (c)	333
27		Thomson (a) (m)	39
189		Total S.A. (m)	9,440
7		Unibail-Rodamco (m)	939
7		Valeo S.A. (c)	78
4		Vallourec (m)	411
33		Veolia Environnement (c)	737
37		Vinci S.A. (m)	1,279
108		Vivendi (m)	2,772
5		Zodiac S.A. (m)	195

			59,784

		Germany — 11.5%
29		Adidas AG (c)	1,008
61		Allianz SE (m)	5,137
12		Arcandor AG (a) (c)	30
132		BASF SE (c)	3,819
106		Bayer AG (c)	5,628
47		Bayerische Motoren Werke AG (c)	1,109
11		Beiersdorf AG (c)	547
—	(h)	Bilfinger Berger AG (c)	14
17		Celesio AG (c)	361
2		Continental AG (c)	40
118		Daimler AG (c)	3,305
77		Deutsche Bank AG (c)	2,002
27		Deutsche Boerse AG (c)	1,354
26		Deutsche Lufthansa AG (m)	318
113		Deutsche Post AG (m)	1,406
9		Deutsche Postbank AG (c)	105
395		Deutsche Telekom AG (c)	4,763
—	(h)	Douglas Holding AG (c)	19
261		E.ON AG (m)	8,398
29		Fresenius Medical Care AG & Co. KGaA (c)	1,315
29		GEA Group AG (m)	333
13		Heidelberger Druckmaschinen AG (m)	52
23		Henkel AG & Co. KGaA (m)	534
6		Hochtief AG (c)	202
30		Hypo Real Estate Holding AG (c)	48
105		Infineon Technologies AG (a) (c)	93
19		IVG Immobilien AG (c)	117
22		K+S AG (c)	1,016
19		Linde AG (c)	1,265
14		MAN AG (m)	590
13		Metro AG (c)	484
11		MLP AG (c)	125
28		Muenchener Rueckversicherungs AG (c)	3,694
7		Premiere AG (a) (c)	26
1		Puma AG Rudolf Dassler Sport (c)	125
8		Q-Cells AG (a) (c)	188
6		Rheinmetall AG (m)	183
61		RWE AG (c)	4,773
7		Salzgitter AG (m)	478
119		SAP AG (c)	4,180
118		Siemens AG (c)	6,628
14		Solarworld AG (c)	286
5		Suedzucker AG (c)	86
48		ThyssenKrupp AG (m)	974
23		TUI AG (c)	196
16		Volkswagen AG (m)	5,112
2		Wacker Chemie AG (c)	120
1		Wincor Nixdorf AG	30

			72,616

		Greece — 0.9%
60		Alpha Bank AE (m)	502
27		Coca Cola Hellenic Bottling Co. S.A. (m)	371
40		EFG Eurobank Ergasias S.A. (m)	251
1		Emporiki Bank S.A. (a) (m)	4
7		Folli - Follie S.A. (m)	47
24		Hellenic Petroleum S.A. (m)	172
42		Hellenic Telecommunications Organization S.A. (m)	634
22		Intracom Holdings S.A. (a) (m)	19
110		Marfin Investment Group S.A. (a) (m)	406
81		National Bank of Greece S.A. (m)	1,350
36		OPAP S.A. (m)	1,061
38		Piraeus Bank S.A. (m)	254
30		Public Power Corp., S.A.	500
6		Titan Cement Co. S.A. (m)	112
12		Viohalco (m)	59

			5,742

		Hong Kong — 1.0%
2		ASM Pacific Technology Ltd. (m)	7
39		Bank of East Asia Ltd. (m)	76
136		BOC Hong Kong Holdings Ltd. (m)	138
12		Cathay Pacific Airways Ltd. (c)	14
55		Cheung Kong Holdings Ltd. (m)	509
10		Cheung Kong Infrastructure Holdings Ltd. (m)	37
84		China Mobile Ltd. (m)	760
—	(h)	China Mobile, Ltd., ADR	21
72		CLP Holdings Ltd. (m)	490
37		Esprit Holdings Ltd. (m)	196
81		Genting International plc (a) (c)	23
94		Giordano International Ltd. (c)	22
35		Hang Lung Group Ltd. (m)	113
68		Hang Lung Properties Ltd. (m)	153
27		Hang Seng Bank Ltd. (m)	328
33		Henderson Land Development Co., Ltd. (m)	126
149		Hong Kong & China Gas Co., Ltd. (m)	242
35		Hong Kong Exchanges and Clearing Ltd. (c)	297
52		HongKong Electric Holdings (m)	304
13		Hopewell Holdings Ltd. (m)	41
32		Hutchison Telecommunications International Ltd. (m)	8
74		Hutchison Whampoa Ltd. (m)	378
8		Hysan Development Co., Ltd. (m)	13
90		Johnson Electric Holdings Ltd. (m)	19
20		Kerry Properties Ltd. (c)	47
18		Kingboard Chemical Holdings Ltd. (m)	29
64		Lenovo Group Ltd. (c)	12
76		Li & Fung Ltd. (c)	151
86		Link REIT (The) (m)	160
45		Melco International Development Ltd. (m)	13
10		Mongolia Energy Co., Ltd. (a) (c)	3
54		MTR Corp. (m)	129
82		New World Development Ltd. (m)	77
77		Noble Group Ltd. (m)	52
48		NWS Holdings Ltd. (m)	59
13		Orient Overseas International Ltd. (m)	30
96		PCCW Ltd. (m)	50
44		Shangri-La Asia Ltd. (c)	51
54		Shun Tak Holdings Ltd. (m)	20
34		Sino Land Co. (m)	33
56		Sun Hung Kai Properties Ltd. (m)	492
36		Swire Pacific Ltd., Class A (m)	232
9		Television Broadcasts Ltd. (m)	31
49		Wharf Holdings Ltd. (m)	122
3		Wing Hang Bank Ltd. (m)	12
37		Yue Yuen Industrial Holdings Ltd. (c)	67

			6,187

		Hungary — 0.5%
175		Magyar Telekom Telecommunications plc (m)	428
22		MOL Hungarian Oil and Gas Nyrt. (m)	865
99		OTP Bank Nyrt. (a) (m)	985
5		Richter Gedeon Nyrt. (m)	592

			2,870

		India — 0.5%
185		Ambuja Cements Ltd., GDR (m)	267
13		Bajaj Auto Ltd.	122
13		Bajaj Finserv Ltd.	44
13		Bajaj Holdings and Investment Ltd., GDR (m)	57
7		Grasim Industries Ltd., GDR	163
90		Hindalco Industries Ltd., GDR (e)	90
4		Housing Development Finance Corp., Ltd. (m)	130
11		ICICI Bank Ltd., ADR	177

14		Infosys Technologies Ltd. (m)	368
119		ITC Ltd., GDR (m)	440
10		Larsen & Toubro Ltd., GDR	138
32		NTPC Ltd. (m)	123
36		Ranbaxy Laboratories Ltd., GDR	160
1		Reliance Capital Ltd., GDR (e) (m)	6
15		Reliance Communications Ltd., GDR (e) (m)	52
18		Reliance Industries Ltd. (m)	467
8		Reliance Industries Ltd., GDR (e)	402
—	(h)	Reliance Infrastructure Ltd., GDR (e)	13
96		United Phosphorus Ltd., ADR	185

			3,404

		Ireland — 0.6%
31		Allied Irish Banks plc (m)	44
177		Anglo Irish Bank Corp. plc	49
42		C&C Group plc (m)	42
78		CRH plc (m)	1,829
—	(h)	DCC plc (m)	7
23		Elan Corp. plc, ADR (a)	167
45		Elan Corp. plc (a) (m)	323
48		Experian plc (m)	301
138		Governor & Co. of the Bank of Ireland (The) (m)	106
16		Grafton Group plc (a) (m)	33
33		Independent News & Media plc (m)	11
51		Irish Life & Permanent plc (m)	107
18		Kerry Group plc, Class A (m)	330
22		Kingspan Group plc (m)	75
35		Ryanair Holdings plc (a) (m)	127

			3,551

		Israel — 0.5%
125		Bank Hapoalim BM (a) (m)	225
123		Bank Leumi Le-Israel BM (m)	225
45		Israel Chemicals Ltd. (m)	308
—	(h)	Israel Corp., Ltd. (The) (m)	57
3		Koor Industries Ltd. (a) (m)	24
34		Makhteshim-Agan Industries Ltd. (m)	107
85		Migdal Insurance & Financial Holding Ltd. (m)	69
15		Teva Pharmaceutical Industries Ltd. (m)	599
42		Teva Pharmaceutical Industries Ltd., ADR	1,755

			3,369

		Italy — 7.7%
256		A2A S.p.A. (m)	445
76		Alleanza Assicurazioni S.p.A. (m)	515
7		Arnoldo Mondadori Editore S.p.A. (c)	29
215		Assicurazioni Generali S.p.A. (m)	4,466
54		Atlantia S.p.A. (c)	785
5		Autogrill S.p.A. (m)	29
417		Banca Monte dei Paschi di Siena S.p.A. (c)	598
90		Banca Popolare di Milano Scarl (m)	458
134		Banco Popolare SC (m)	763
1		Benetton Group S.p.A. (c)	5
17		Bulgari S.p.A. (c)	69
77		Edison S.p.A. (m)	97
898		Enel S.p.A. (c)	5,037
528		ENI S.p.A. (m)	11,159
143		Fiat S.p.A. (c)	695
78		Finmeccanica S.p.A. (m)	1,226
17		Fondiaria-Sai S.p.A. (m)	257
59		Gruppo Editoriale L’Espresso S.p.A. (c)	72
89		IFIL - Investments S.p.A. (c)	219
1,603		Intesa Sanpaolo S.p.A. (m)	5,052
146		Intesa Sanpaolo S.p.A. (m)	327
19		Italcementi S.p.A. (c)	178
9		Lottomatica S.p.A. (c)	171
33		Luxottica Group S.p.A. (c)	468
185		Mediaset S.p.A. (c)	901
114		Mediobanca S.p.A.	1,037
70		Mediolanum S.p.A. (c)	270
301		Parmalat S.p.A. (m)	486
664		Pirelli & C., S.p.A. (m)	190
23		Prysmian S.p.A. (m)	286
54		Saipem S.p.A. (m)	822
1,028		Seat Pagine Gialle S.p.A. (a) (c)	66
171		Snam Rete Gas S.p.A. (m)	890
808		Telecom Italia Media S.p.A. (a) (c)	83
2,101		Telecom Italia S.p.A. (m)	2,581
1,149		Telecom Italia S.p.A., RNC (m)	1,108
254		Terna Rete Elettrica Nazionale S.p.A. (m)	772
59		Tiscali S.p.A. (a) (c)	29
1,767		UniCredit S.p.A. (m)	3,109
576		UniCredit S.p.A.	997
130		Unione di Banche Italiane ScpA (m)	1,619
80		Unipol Gruppo Finanziario S.p.A. (m)	119

			48,485

		Japan — 21.9%
35		77 Bank Ltd. (The) (m)	174
—	(h)	Acom Co., Ltd. (c)	3
16		Advantest Corp. (c)	217
45		Aeon Co., Ltd. (m)	365
8		Aeon Credit Service Co., Ltd. (c)	69
8		Aiful Corp. (c)	18
30		Aioi Insurance Co., Ltd. (c)	147
8		Aisin Seiki Co., Ltd. (m)	110
12		Ajinomoto Co., Inc. (m)	103
2		Alfresa Holdings Corp. (m)	72
22		Alps Electric Co., Ltd. (m)	92
38		Amada Co., Ltd. (m)	182
3		Amano Corp. (c)	22
56		Aozora Bank Ltd. (c)	63
5		Arrk Corp. (a) (m)	6
33		Asahi Breweries Ltd. (m)	513
57		Asahi Glass Co., Ltd. (m)	300
69		Asahi Kasei Corp. (m)	284
14		Asics Corp. (c)	104
42		Astellas Pharma, Inc. (m)	1,598
28		Bank of Kyoto Ltd. (The) (c)	295
99		Bank of Yokohama Ltd. (The) (m)	505
5		Benesse Corp. (m)	225
45		Bridgestone Corp. (c)	567
12		Brother Industries Ltd. (c)	80
6		Canon Marketing Japan, Inc. (c)	94
83		Canon, Inc. (m)	2,262
24		Casio Computer Co., Ltd. (m)	186
—	(h)	Central Japan Railway Co. (m)	984
60		Chiba Bank Ltd. (The) (m)	336
51		Chubu Electric Power Co., Inc. (m)	1,440
11		Chugai Pharmaceutical Co., Ltd. (m)	217
24		Chugoku Electric Power Co., Inc. (The) (m)	616
74		Chuo Mitsui Trust Holdings, Inc. (m)	292
6		Citizen Holdings Co., Ltd. (m)	26
6		Coca-Cola West Holdings Co., Ltd. (c)	117
16		Credit Saison Co., Ltd. (m)	159
7		CSK Holdings Corp. (c)	27
48		Dai Nippon Printing Co., Ltd. (m)	472
31		Daicel Chemical Industries Ltd. (m)	138
32		Daido Steel Co., Ltd. (c)	87
56		Daiichi Sankyo Co., Ltd. (m)	1,266
19		Daikin Industries Ltd. (c)	438
17		Dainippon Screen Manufacturing Co., Ltd. (c)	30
4		Daito Trust Construction Co., Ltd. (m)	152
48		Daiwa House Industry Co., Ltd. (m)	432
116		Daiwa Securities Group, Inc. (m)	643
37		Denki Kagaku Kogyo K K (m)	78
38		Denso Corp. (m)	697
12		Dentsu, Inc. (c)	204
68		DIC Corp. (m)	110
2		Dowa Holdings Co., Ltd. (c)	5
27		East Japan Railway Co. (m)	1,804
8		Eisai Co., Ltd. (m)	285
12		Electric Power Development Co., Ltd. (m)	468
11		Elpida Memory, Inc. (a) (c)	77
4		FamilyMart Co., Ltd. (m)	163
14		Fanuc Ltd. (m)	821
4		Fast Retailing Co., Ltd. (m)	495
56		Fuji Electric Holdings Co., Ltd. (m)	67
33		Fuji Heavy Industries Ltd. (m)	95
—	(h)	Fuji Television Network, Inc. (m)	107
40		FUJIFILM Holdings Corp. (m)	883
153		Fujitsu Ltd. (m)	689
65		Fukuoka Financial Group, Inc. (m)	217
63		Furukawa Electric Co., Ltd. (c)	219
44		Gunma Bank Ltd. (The) (m)	253
40		Hachijuni Bank Ltd. (The) (m)	224
2		Hakuhodo DY Holdings, Inc. (m)	89
95		Hankyu Hanshin Holdings, Inc. (c)	520
113		Haseko Corp. (m)	105
3		Hikari Tsushin, Inc. (m)	44
27		Hino Motors Ltd. (m)	47
3		Hirose Electric Co., Ltd. (m)	299
51		Hiroshima Bank Ltd. (The) (m)	217
2		Hitachi Capital Corp. (m)	19
10		Hitachi Chemical Co., Ltd. (m)	108
1		Hitachi Construction Machinery Co., Ltd. (m)	6
5		Hitachi High-Technologies Corp. (m)	78
280		Hitachi Ltd. (m)	855
17		Hokkaido Electric Power Co., Inc. (m)	419
117		Hokuhoku Financial Group, Inc. (m)	232
9		Hokuriku Electric Power Co. (m)	246
130		Honda Motor Co., Ltd. (m)	2,990
13		HOYA Corp. (m)	235
6		Ibiden Co., Ltd. (c)	113
3		Idemitsu Kosan Co., Ltd. (m)	163
128		IHI Corp. (m)	149
—	(h)	Index Holdings (a) (m)	4
—	(h)	Inpex Corp. (m)	438
31		Isetan Mitsukoshi Holdings Ltd. (a) (c)	226
84		Isuzu Motors Ltd. (m)	97
3		IT Holdings Corp. (a) (m)	46
7		Ito En Ltd. (c)	99
126		ITOCHU Corp. (m)	613
2		Itochu Techno-Solutions Corp. (c)	55
28		J. Front Retailing Co., Ltd. (m)	101
3		Jafco Co., Ltd. (m)	54
86		Japan Airlines Corp. (a) (c)	186
1		Japan Petroleum Exploration Co. (m)	28
—	(h)	Japan Prime Realty Investment Corp. (m)	103
—	(h)	Japan Retail Fund Investment Corp. (m)	167
20		Japan Steel Works Ltd. (The) (c)	216
—	(h)	Japan Tobacco, Inc. (m)	980
37		JFE Holdings, Inc. (c)	928
20		JGC Corp. (m)	281
74		Joyo Bank Ltd. (The) (m)	401
20		JS Group Corp. (m)	270
18		JSR Corp. (m)	214
23		JTEKT Corp. (m)	141
—	(h)	Jupiter Telecommunications Co., Ltd. (m)	165
87		Kajima Corp. (m)	229
31		Kamigumi Co., Ltd. (c)	249
27		Kaneka Corp. (m)	144
62		Kansai Electric Power Co., Inc. (The) (m)	1,693
26		Kansai Paint Co., Ltd. (m)	131
15		Kao Corp. (m)	364
126		Kawasaki Heavy Industries Ltd. (c)	229
54		Kawasaki Kisen Kaisha Ltd. (m)	197
—	(h)	KDDI Corp. (m)	1,449
30		Keihin Electric Express Railway Co., Ltd. (c)	231
56		Keio Corp. (m)	298
10		Keisei Electric Railway Co., Ltd. (m)	54
3		Keyence Corp. (m)	619
13		Kikkoman Corp. (m)	123

11		Kinden Corp. (m)	99
132		Kintetsu Corp. (c)	594
60		Kirin Holdings Co., Ltd. (m)	749
195		Kobe Steel Ltd. (c)	291
73		Komatsu Ltd. (m)	757
11		Konami Corp. (m)	230
32		Konica Minolta Holdings, Inc. (m)	253
80		Kubota Corp. (c)	436
12		Kurita Water Industries Ltd. (m)	260
14		Kyocera Corp. (m)	922
19		Kyowa Hakko Kogyo Co., Ltd. (m)	168
28		Kyushu Electric Power Co., Inc. (m)	735
8		Lawson, Inc. (m)	414
13		Leopalace21 Corp. (m)	105
3		Mabuchi Motor Co., Ltd. (m)	98
12		Makita Corp. (m)	216
108		Marubeni Corp. (m)	384
32		Marui Group Co., Ltd. (m)	168
36		Mazda Motor Corp. (m)	56
16		Mediceo Paltac Holdings Co., Ltd. (m)	174
23		Meiji Dairies Corp. (m)	108
45		Minebea Co., Ltd. (m)	136
79		Mitsubishi Chemical Holdings Corp. (m)	324
104		Mitsubishi Corp. (m)	1,377
156		Mitsubishi Electric Corp. (m)	714
96		Mitsubishi Estate Co., Ltd. (m)	1,263
39		Mitsubishi Gas Chemical Co., Inc. (m)	154
248		Mitsubishi Heavy Industries Ltd. (c)	938
13		Mitsubishi Logistics Corp. (m)	129
62		Mitsubishi Materials Corp. (m)	155
330		Mitsubishi Motors Corp. (a) (c)	439
55		Mitsubishi Rayon Co., Ltd. (c)	131
24		Mitsubishi Tanabe Pharma Corp. (m)	355
844		Mitsubishi UFJ Financial Group, Inc. (m)	4,680
6		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	146
128		Mitsui & Co., Ltd. (m)	1,336
59		Mitsui Chemicals, Inc. (c)	170
11		Mitsui Engineering & Shipbuilding Co., Ltd. (m)	17
72		Mitsui Fudosan Co., Ltd. (m)	925
71		Mitsui Mining & Smelting Co., Ltd. (m)	127
78		Mitsui OSK Lines Ltd. (m)	446
32		Mitsui Sumitomo Insurance Group Holdings, Inc. (m)	834
10		Mitsumi Electric Co., Ltd. (c)	132
625		Mizuho Financial Group, Inc. (c)	1,547
93		Mizuho Trust & Banking Co., Ltd. (m)	96
18		Murata Manufacturing Co., Ltd. (m)	666
23		Namco Bandai Holdings, Inc. (c)	231
166		NEC Corp. (m)	442
3		NEC Electronics Corp. (a) (m)	22
—	(h)	NET One Systems Co., Ltd. (c)	81
10		NGK Insulators Ltd. (m)	124
18		NGK Spark Plug Co., Ltd. (c)	142
24		NHK Spring Co., Ltd. (c)	87
5		Nidec Corp. (c)	219
28		Nikon Corp. (c)	291
8		Nintendo Co., Ltd. (m)	2,399
—	(h)	Nippon Building Fund, Inc. (m)	461
39		Nippon Electric Glass Co., Ltd. (m)	257
49		Nippon Express Co., Ltd. (m)	175
15		Nippon Meat Packers, Inc. (m)	192
55		Nippon Mining Holdings, Inc. (m)	201
86		Nippon Oil Corp. (m)	373
7		Nippon Paper Group, Inc. (m)	202
55		Nippon Sheet Glass Co., Ltd.	134
374		Nippon Steel Corp. (m)	1,099
40		Nippon Telegraph & Telephone Corp. (m)	1,942
94		Nippon Yusen KK (m)	441
44		Nipponkoa Insurance Co., Ltd. (m)	360
77		Nishi-Nippon City Bank Ltd. (The) (m)	189
14		Nissan Chemical Industries Ltd. (m)	105
177		Nissan Motor Co., Ltd. (m)	534
28		Nisshin Seifun Group, Inc. (m)	299
80		Nisshin Steel Co., Ltd. (m)	134
16		Nisshinbo Industries, Inc. (m)	115
10		Nissin Food Products Co., Ltd. (m)	353
3		Nitori Co., Ltd. (m)	229
13		Nitto Denko Corp. (m)	242
11		NOK Corp. (m)	78
161		Nomura Holdings, Inc. (m)	1,043
8		Nomura Real Estate Holdings, Inc. (c)	143
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	126
7		Nomura Research Institute Ltd. (m)	123
5		NSK Ltd. (m)	17
38		NTN Corp. (m)	100
—	(h)	NTT Data Corp. (m)	256
1		NTT DoCoMo, Inc. (m)	2,137
—	(h)	NTT Urban Development Corp. (m)	86
46		Obayashi Corp. (m)	218
—	(h)	Obic Co., Ltd. (m)	65
57		Odakyu Electric Railway Co., Ltd. (c)	454
41		OJI Paper Co., Ltd. (m)	195
13		OKUMA Corp. (m)	42
16		Olympus Corp. (c)	250
12		Omron Corp. (m)	149
7		Ono Pharmaceutical Co., Ltd. (c)	343
21		Onward Holdings Co., Ltd. (m)	142
4		Oracle Corp. Japan (c)	177
6		Oriental Land Co., Ltd. (c)	475
7		ORIX Corp. (m)	310
142		Osaka Gas Co., Ltd. (m)	605
2		OSAKA Titanium Technologies Co. (c)	35
1		Otsuka Corp. (m)	62
149		Panasonic Corp. (m)	1,805
36		Panasonic Electric Works Co., Ltd. (m)	282
8		Park24 Co., Ltd. (c)	53
17		Pioneer Corp. (c)	31
2		Promise Co., Ltd. (c)	40
41		Resona Holdings, Inc. (c)	638
55		Ricoh Co., Ltd. (m)	673
7		Rohm Co., Ltd. (m)	353
3		Sankyo Co., Ltd. (m)	153
9		Santen Pharmaceutical Co., Ltd. (m)	287
175		Sanyo Electric Co., Ltd. (a) (c)	269
30		Sapporo Hokuyo Holdings, Inc. (m)	107
37		Sapporo Holdings Ltd. (m)	171
1		SBI Holdings, Inc. (c)	176
17		Secom Co., Ltd. (m)	696
18		Sega Sammy Holdings, Inc. (c)	230
13		Seiko Epson Corp. (m)	160
28		Sekisui Chemical Co., Ltd. (m)	155
22		Sekisui House Ltd. (m)	188
70		Seven & I Holdings Co., Ltd. (m)	1,869
1		SFCG Co., Ltd. (c)	17
71		Sharp Corp. (c)	528
19		Shikoku Electric Power Co., Inc. (c)	630
42		Shimizu Corp. (m)	188
32		Shin-Etsu Chemical Co., Ltd. (m)	1,493
6		Shinko Electric Industries Co., Ltd. (c)	49
59		Shinko Securities Co., Ltd. (m)	118
99		Shinsei Bank Ltd. (c)	127
25		Shionogi & Co., Ltd. (m)	538
32		Shiseido Co., Ltd. (m)	532
62		Shizuoka Bank Ltd. (The) (m)	650
48		Showa Denko KK (m)	64
15		Showa Shell Sekiyu KK (m)	141
5		SMC Corp. (m)	473
60		Softbank Corp. (m)	923
45		Sojitz Corp. (m)	68
64		Sompo Japan Insurance, Inc. (c)	400
79		Sony Corp. (c)	1,547
—	(h)	Sony Financial Holdings, Inc. (m)	218
14		Stanley Electric Co., Ltd. (m)	137
12		Sumco Corp. (c)	158
23		Sumitomo Bakelite Co., Ltd. (c)	91
116		Sumitomo Chemical Co., Ltd. (m)	367
90		Sumitomo Corp. (m)	813
56		Sumitomo Electric Industries Ltd. (m)	422
36		Sumitomo Heavy Industries Ltd. (m)	113
288		Sumitomo Metal Industries Ltd. (m)	577
47		Sumitomo Metal Mining Co., Ltd. (c)	438
54		Sumitomo Mitsui Financial Group, Inc. (m)	2,132
29		Sumitomo Realty & Development Co., Ltd. (m)	335
13		Sumitomo Rubber Industries, Inc. (m)	82
118		Sumitomo Trust & Banking Co., Ltd. (The) (m)	581
20		Suruga Bank Ltd. (m)	174
4		Suzuken Co., Ltd. (m)	103
25		Suzuki Motor Corp. (c)	331
17		T&D Holdings, Inc. (m)	543
50		Taisei Corp. (m)	111
15		Taisho Pharmaceutical Co., Ltd. (m)	304
21		Taiyo Nippon Sanso Corp. (m)	136
12		Takashimaya Co., Ltd. (c)	81
69		Takeda Pharmaceutical Co., Ltd. (m)	3,219
12		Takefuji Corp. (c)	86
10		TDK Corp. (c)	369
86		Teijin Ltd. (m)	206
14		Terumo Corp. (m)	467
14		THK Co., Ltd. (m)	183
62		Tobu Railway Co., Ltd. (m)	341
2		Toho Co., Ltd. (m)	41
3		Toho Titanium Co., Ltd. (c)	27
32		Tohoku Electric Power Co., Inc. (m)	834
6		Tokai Rika Co., Ltd. (c)	43
57		Tokio Marine Holdings, Inc. (m)	1,507
25		Tokuyama Corp. (c)	149
3		Tokyo Broadcasting System, Inc. (m)	46
99		Tokyo Electric Power Co., Inc. (The) (m)	3,096
12		Tokyo Electron Ltd. (m)	452
194		Tokyo Gas Co., Ltd. (m)	917
11		Tokyo Steel Manufacturing Co., Ltd. (m)	110
3		Tokyo Style Co., Ltd. (c)	25
32		Tokyo Tatemono Co., Ltd. (c)	107
84		Tokyu Corp. (m)	365
22		Tokyu Land Corp. (c)	67
38		TonenGeneral Sekiyu KK (c)	367
27		Toppan Printing Co., Ltd. (m)	184
100		Toray Industries, Inc. (c)	433
239		Toshiba Corp. (c)	834
40		Tosoh Corp. (m)	83
29		TOTO Ltd. (c)	155
15		Toyo Seikan Kaisha Ltd. (m)	218
7		Toyo Suisan Kaisha Ltd. (m)	185
48		Toyobo Co., Ltd. (m)	69
7		Toyoda Gosei Co., Ltd. (c)	74
13		Toyota Boshoku Corp. (c)	102
9		Toyota Industries Corp. (m)	170
214		Toyota Motor Corp. (m)	6,894
8		Toyota Tsusho Corp. (m)	68
5		Trend Micro, Inc. (a) (m)	137
53		Ube Industries Ltd. (m)	115
4		Unicharm Corp. (m)	257
5		Uniden Corp. (c)	7
13		UNY Co., Ltd. (m)	107
5		Ushio, Inc. (m)	57
1		USS Co., Ltd. (m)	64
—	(h)	West Japan Railway Co. (m)	537
13		Yakult Honsha Co., Ltd. (m)	266
7		Yamada Denki Co., Ltd. (m)	394
16		Yamaha Corp. (m)	138
19		Yamaha Motor Co., Ltd. (m)	174
27		Yamato Holdings Co., Ltd. (m)	269
8		Yamazaki Baking Co., Ltd. (m)	103
17		Yaskawa Electric Corp. (c)	62
22		Yokogawa Electric Corp. (m)	100

			137,755

		Luxembourg — 0.8%
79		ArcelorMittal (c)	1,767
4		Metro International S.A., Class B (a) (m)	—	(h)
5		Millicom International Cellular S.A. (c)	205
2		Reinet Investments SCA (a) (m)	22
213		Tenaris S.A. (m)	2,171
88		Tenaris S.A. (m)	868

			5,033

		Mexico — 0.5%
26		Alfa S.A.B. de C.V., Class A (m)	44
887		America Movil S.A.B. de C.V., Series L, (c)	1,267
326		Cemex S.A.B. de C.V. (a) (m)	254
99		Fomento Economico Mexicano S.A.B. de C.V. (m)	277
24		Grupo Carso S.A.B. de C.V., Class A1 (c)	56
223		Grupo Mexico S.A.B. de C.V., Class B (m)	123
50		Grupo Modelo S.A.B. de C.V., Class C (c)	134
136		Grupo Televisa S.A. (m)	381
65		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (c)	211
168		Telefonos de Mexico S.A.B. de C.V., Class A (m)	148
112		Telefonos de Mexico S.A.B. de C.V., Class L (m)	99
168		Telmex Internacional S.A.B de C.V., Class A (m)	77
112		Telmex Internacional S.A.B de C.V., Class L (c)	53
146		Wal-Mart de Mexico S.A.B. de C.V., Series V, (c)	305

			3,429

		Netherlands — 4.0%
144		Aegon N.V. (m)	754
24		Akzo Nobel N.V. (m)	863
45		ASML Holdings N.V. (a)	750
6		Corio N.V. (c)	241
24		European Aeronautic Defence and Space Co., N.V. (c)	423
8		Fugro N.V. CVA (c)	227
5		Heineken Holding N.V. (m)	143
35		Heineken N.V. (c)	1,036
201		ING Groep N.V. CVA (m)	1,658
22		James Hardie Industries N.V. (m)	55
120		Koninklijke Ahold N.V. (c)	1,435
13		Koninklijke DSM N.V. (m)	310
188		Koninklijke KPN N.V. (m)	2,498
102		Koninklijke Philips Electronics N.V. (c)	1,854
—	(h)	OCE N.V. (c)	1
4		Qiagen N.V. (a) (c)	65
9		Randstad Holding N.V. (c)	172
168		Royal Dutch Shell plc, Class A (m)	4,192
128		Royal Dutch Shell plc, Class B (m)	3,040
13		SBM Offshore N.V. (c)	160
37		TNT N.V. (m)	646
169		Unilever N.V., CVA (m)	3,731
1		Wereldhave N.V. (m)	82
33		Wolters Kluwer N.V. (m)	598

			24,934

		New Zealand — 0.4%
396		Auckland International Airport Ltd. (m)	364
112		Contact Energy Ltd. (m)	389
8		Fisher & Paykel Appliances Holdings Ltd. (c)	5
2		Fisher & Paykel Healthcare Corp., Ltd. (m)	3
200		Fletcher Building Ltd. (c)	566
194		Sky City Entertainment Group Ltd. (m)	302
10		Sky Network Television Ltd. (m)	20
698		Telecom Corp. of New Zealand Ltd. (m)	938

			2,587

		Norway — 0.9%
1		Aker ASA, Class A (c)	12
18		Aker Solutions ASA (c)	86
58		DnB NOR ASA (m)	197
16		Hafslund ASA, Class A (m)	153
2		Norsk Hydro ASA (c)	7
26		Norske Skogindustrier ASA (a) (c)	52
68		Orkla ASA (c)	449
29		Petroleum Geo-Services ASA (a) (c)	96
9		Renewable Energy Corp. A.S. (a) (c)	94
7		Schibsted ASA (c)	64
162		StatoilHydro ASA (m)	2,790
46		Storebrand ASA (m)	118
9		Tandberg ASA (c)	114
91		Telenor ASA (m)	595
19		TGS Nopec Geophysical Co. ASA (a) (c)	108
38		Tomra Systems ASA (m)	129
17		Yara International ASA (c)	377

			5,441

		Philippines — 0.6%
60		Ayala Corp. (m)	245
2,473		Ayala Land, Inc. (m)	324
110		Banco de Oro Unibank, Inc. (m)	52
670		Bank of the Philippine Islands (m)	481
10		Globe Telecom, Inc. (m)	171
236		Manila Electric Co. (m)	293
1,042		Petron Corp. (m)	109
20		Philippine Long Distance Telephone Co. (m)	872
2,078		PNOC Energy Development Corp. (m)	94
207		San Miguel Corp., Class B (m)	180
5,707		SM Prime Holdings, Inc. (m)	856

			3,677

		Portugal — 0.9%
74		Banco BPI S.A., Class G (m)	140
562		Banco Comercial Portugues S.A., Class R (a) (m)	572
60		Banco Espirito Santo S.A. (m)	399
87		BRISA (c)	571
81		Cimpor Cimentos de Portugal SGPS S.A. (c)	375
529		Energias de Portugal S.A. (m)	1,873
60		Jeronimo Martins SGPS S.A. (m)	303
151		Portugal Telecom SGPS S.A. (c)	1,220
206		Sonae SGPS S.A. (m)	127
50		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (c)	271

			5,851

		Singapore — 0.6%
48		Allgreen Properties Ltd. (m)	15
68		Ascendas REIT (m)	64
18		CapitaCommercial Trust (m)	11
73		CapitaLand Ltd. (m)	113
69		CapitaMall Trust (c)	71
68		Chartered Semiconductor Manufacturing Ltd. (a) (c)	10
14		City Developments Ltd. (m)	52
100		ComfortDelgro Corp., Ltd. (m)	95
53		Cosco Corp. Singapore Ltd. (m)	27
76		DBS Group Holdings Ltd. (m)	437
43		Fraser and Neave Ltd. (m)	81
193		Golden Agri-Resources Ltd. (m)	39
7		Haw Par Corp., Ltd. (m)	19
6		Jardine Cycle & Carriage Ltd. (m)	43
56		Keppel Corp., Ltd. (m)	147
24		Keppel Land Ltd. (c)	22
30		Neptune Orient Lines Ltd. (m)	22
41		Olam International Ltd. (m)	33
131		Oversea-Chinese Banking Corp. (m)	441
41		Parkway Holdings Ltd. (m)	31
59		SembCorp Industries Ltd. (m)	88
30		SembCorp Marine Ltd. (m)	31
31		Singapore Airlines Ltd. (m)	228
38		Singapore Exchange Ltd. (m)	127
9		Singapore Land Ltd. (m)	20
13		Singapore Petroleum Co., Ltd. (m)	21
37		Singapore Post Ltd. (m)	19
49		Singapore Press Holdings Ltd. (m)	91
58		Singapore Technologies Engineering Ltd. (m)	86
422		Singapore Telecommunications Ltd. (m)	732
18		SMRT Corp., Ltd. (m)	19
55		STATS ChipPAC Ltd. (a) (m)	15
8		Suntec Real Estate Investment Trust (m)	3
64		United Overseas Bank Ltd. (m)	495
35		UOL Group Ltd. (m)	44
6		Venture Corp., Ltd. (c)	17
51		Wilmar International Ltd. (m)	96
33		Wing Tai Holdings Ltd. (m)	15

			3,920

		South Africa — 0.6%
3		Anglo Platinum Ltd. (m)	122
6		AngloGold Ashanti Ltd. (m)	175
12		ArcelorMittal South Africa Ltd. (m)	90
13		Barloworld Ltd. (m)	42
12		Bidvest Group Ltd. (m)	115
153		FirstRand Ltd. (m)	220
27		Gold Fields Ltd. (m)	284
23		Impala Platinum Holdings Ltd. (m)	258
51		MTN Group Ltd. (m)	483
14		Naspers Ltd., Class N (m)	218
14		Nedbank Group Ltd. (m)	126
22		Pretoria Portland Cement Co., Ltd. (m)	64
110		Sanlam Ltd. (m)	174
14		Sappi Ltd. (m)	45
21		Sasol Ltd. (m)	556
32		Shoprite Holdings Ltd. (m)	167
46		Standard Bank Group Ltd. (m)	313
10		Telkom S.A. Ltd. (m)	110
8		Tiger Brands Ltd. (m)	106

			3,668

		South Korea — 0.5%
4		Daelim Industrial Co., Ltd. (a) (m)	136
10		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (m)	148
8		Hyundai Mobis (a) (m)	351
6		LG Chem Ltd. (m)	337
6		LG Electronics, Inc. (m)	328
3		POSCO (m)	664
1		Samsung Electronics Co., Ltd. (m)	487
3		Samsung Fire & Marine Insurance Co., Ltd. (m)	360
1		Shinsegae Co., Ltd. (m)	250
1		SK Telecom Co., Ltd. (m)	175

			3,236

		Spain — 5.8%
37		Abertis Infraestructuras S.A. (m)	606
3		Acciona S.A. (m)	301
23		Acerinox S.A. (c)	299
25		ACS Actividades de Construccion y Servicios S.A. (c)	1,006
8		Antena 3 de Television S.A. (c)	36
464		Banco Bilbao Vizcaya Argentaria S.A. (m)	4,326
124		Banco de Sabadell S.A. (c)	621
105		Banco Popular Espanol S.A. (c)	719
1,009		Banco Santander S.A. (m)	8,162
34		Bankinter S.A. (c)	296

36		Cintra Concesiones de Infraestructuras de Transporte S.A. (m)	178
4		Ebro Puleva S.A. (c)	44
2		Endesa S.A. (m)	62
4		Fomento de Construcciones y Contratas S.A. (m)	96
26		Gamesa Corp. Tecnologica S.A. (m)	436
15		Gas Natural SDG S.A. (m)	372
22		Gestevision Telecinco S.A. (m)	187
10		Grupo Ferrovial S.A. (c)	266
444		Iberdrola S.A. (m)	3,439
51		Iberia Lineas Aereas de Espana (m)	118
27		Inditex S.A. (c)	1,019
21		Indra Sistemas S.A. (c)	415
65		Mapfre S.A. (c)	184
23		NH Hoteles S.A. (c)	94
4		Promotora de Informaciones S.A. (c)	10
17		Red Electrica Corp. S.A. (m)	692
93		Repsol YPF S.A. (m)	1,652
16		Sacyr Vallehermoso S.A. (c)	132
2		Sociedad General de Aguas de Barcelona S.A., Class A (m)	45
531		Telefonica S.A. (m)	9,418
2		Telefonica S.A., ADR	120
51		Union Fenosa S.A. (m)	1,157
14		Zardoya Otis S.A. (c)	256
18		Zeltia S.A. (m)	82

			36,846

		Sweden — 1.5%
23		Alfa Laval AB (c)	161
20		Assa Abloy AB, Class B (m)	204
61		Atlas Copco AB, Class A (c)	410
20		Boliden AB (m)	41
10		D. Carnegie AB (f) (m)	—	(h)
23		Electrolux AB, Class B (c)	164
1		Elekta AB, Class B (c)	12
13		Eniro AB (c)	16
2		Getinge AB, Class B (m)	27
34		Hennes & Mauritz AB, Class B (c)	1,304
12		Hoganas AB, Class B (m)	101
4		Holmen AB, Class B (m)	81
23		Husqvarna AB, Class B (c)	95
7		Husqvarna AB, Class A (c)	27
41		Investor AB, Class B (c)	474
28		Kungsleden AB (c)	145
7		Loomis AB, Class B (a) (m)	52
3		Modern Times Group AB, Class B (c)	46
35		Niscayah Group AB (c)	26
162		Nordea Bank AB (c)	857
22		Nordea Bank AB (m)	117
72		Sandvik AB (c)	368
18		Scania AB, Class B (m)	147
14		Securitas AB, Class B (c)	110
30		Skandinaviska Enskilda Banken AB, Class A (c)	125
27		Skanska AB, Class B (c)	229
29		SKF AB, Class B (c)	245
6		Ssab Svenskt Stal AB, Class A (c)	40
10		Ssab Svenskt Stal AB, Class B (m)	68
25		Svenska Cellulosa AB, Class B (m)	196
38		Svenska Handelsbanken AB, Class A (m)	414
30		Swedbank AB, Class A (c)	104
12		Swedish Match AB (m)	160
16		Tele2 AB, Class B (c)	125
211		Telefonaktiebolaget LM Ericsson, Class B (c)	1,661
157		TeliaSonera AB	688
8		Trelleborg AB, Class B (c)	43
22		Volvo AB, Class A (c)	92
57		Volvo AB, Class B (c)	226

			9,401

		Switzerland — 2.2%
53		ABB Ltd. (a) (m)	684
1		Adecco S.A. (c)	36
2		Aryzta AG (a) (m)	54
3		Clariant AG (a) (m)	14
17		Compagnie Financiere Richermont S.A., Class A (a)	249
30		Credit Suisse Group AG (m)	778
—	(h)	Givaudan S.A. (m)	132
7		Holcim Ltd. (m)	265
1		Kudelski S.A. (m)	11
—	(h)	Kuoni Reisen Holding AG (m)	10
3		Logitech International S.A. (a) (c)	31
2		Lonza Group AG (c)	195
1		Micronas Semiconductor Holding AG (a) (m)	2
89		Nestle S.A. (m)	3,088
1		Nobel Biocare Holding AG (c)	21
61		Novartis AG (m)	2,498
—	(h)	OC Oerlikon Corp. AG (a) (c)	11
1		Roche Holding AG (m)	130
17		Roche Holding AG (m)	2,317
—	(h)	SGS S.A. (m)	67
—	(h)	Sonova Holding AG (m)	6
65		STMicroelectronics N.V. (c)	336
—	(h)	Sulzer AG (m)	21
1		Swatch Group AG (m)	16
8		Swiss Reinsurance (m)	223
1		Swisscom AG (m)	317
2		Syngenta AG (m)	475
59		UBS AG (a) (m)	745
31		Xstrata plc (m)	250
4		Zurich Financial Services AG (m)	646

			13,628

		Taiwan — 0.5%
304		Asustek Computer, Inc. (m)	275
202		Cathay Financial Holding Co., Ltd. (m)	196
179		Chi Mei Optoelectronics Corp. (m)	54
377		China Steel Corp. (m)	255
417		Far Eastern Textile Co., Ltd. (m)	260
206		HON HAI Precision Industry Co., Ltd. (m)	363
390		Quanta Computer, Inc. (m)	370
1,311		Taishin Financial Holdings Co., Ltd. (m)	204
333		Taiwan Mobile Co., Ltd. (m)	466
589		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	724
335		United Microelectronics Corp. (m)	72

			3,239

		Thailand — 0.5%
252		Advanced Info Service pcl (m)	535
207		Bangkok Bank pcl, Class F (m)	435
114		Electricity Generating pcl (m)	223
207		Kasikornbank pcl (m)	266
750		Krung Thai Bank pcl (m)	102
150		PTT Exploration & Production pcl (m)	432
113		PTT pcl (m)	513
124		Siam Cement pcl (m)	351
296		Siam Commercial Bank pcl (m)	452

			3,309

		Turkey — 0.5%
212		Akbank TAS (m)	611
64		Aksigorta AS (m)	103
39		Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	258
157		Eregli Demir ve Celik Fabrikalari TAS (m)	338
—	(h)	Trakya Cam Sanayi AS (a) (m)	—	(h)
28		Tupras Turkiye Petrol Rafine (m)	263
115		Turkcell Iletisim Hizmet AS (m)	608
341		Turkiye Garanti Bankasi AS (a) (m)	461
205		Turkiye Is Bankasi, Class C (m)	455
133		Yapi ve Kredi Bankasi AS (a) (m)	144

			3,241

		United Kingdom — 9.5%
19		3i Group plc (m)	62
34		Aegis Group plc (m)	37
15		AMEC plc (m)	123
62		Anglo American plc (m)	1,116
18		Antofagasta plc (m)	105
16		Associated British Foods plc (m)	156
69		AstraZeneca plc (m)	2,651
130		Aviva plc (m)	589
166		BAE Systems plc, Zero Coupon, (m)	966
24		Balfour Beatty plc (m)	130
374		Barclays plc (m)	550
1		Bellway plc (m)	5
3		Berkeley Group Holdings plc (a) (m)	34
158		BG Group plc (m)	2,172
104		BHP Billiton plc (m)	1,740
888		BP plc (m)	6,287
28		British Airways plc (m)	49
90		British American Tobacco plc (m)	2,464
25		British Land Co. plc (m)	165
55		British Sky Broadcasting Group plc (m)	391
366		BT Group plc (m)	554
14		Bunzl plc (m)	117
21		Burberry Group plc (m)	77
116		Cable & Wireless plc (m)	263
65		Cadbury plc (m)	519
7		Cairn Energy plc (a) (m)	177
32		Capita Group plc (The) (m)	322
8		Carnival plc (m)	146
19		Carphone Warehouse Group plc (m)	27
240		Centrica plc (m)	892
56		Cobham plc (m)	172
90		Compass Group plc (m)	448
14		Daily Mail & General Trust, Class A (m)	53
120		Diageo plc (m)	1,610
18		Drax Group plc (m)	144
27		Enterprise Inns plc (m)	19
13		Eurasian Natural Resources Corp. (m)	60
22		Firstgroup plc (m)	85
137		Friends Provident plc (m)	164
64		G4S plc (m)	175
34		GKN plc (m)	42
248		GlaxoSmithKline plc (m)	4,372
14		Hammerson plc (m)	82
65		Hays plc (m)	71
41		Home Retail Group plc (m)	122
571		HSBC Holdings plc (m)	4,430
25		ICAP plc (m)	85
18		IMI plc (m)	70
48		Imperial Tobacco Group plc (m)	1,308
19		Inchcape plc (m)	11
10		Intercontinental Hotels Group plc (m)	76
15		International Personal Finance plc (m)	28
73		International Power plc (m)	288
36		Invensys plc (a) (m)	79
16		Investec plc (m)	56
128		ITV plc (m)	51
53		J Sainsbury plc (m)	254
10		Johnson Matthey plc (m)	142
10		Kazakhmys plc (m)	31
114		Kingfisher plc (m)	228
33		Ladbrokes plc (m)	86
22		Land Securities Group plc (m)	214
274		Legal & General Group plc (m)	244
12		Liberty International plc (m)	66
443		Lloyds Banking Group plc (m)	577
70		Logica plc (m)	66
8		London Stock Exchange Group plc (m)	57
4		Lonmin plc (m)	55
85		Man Group plc (m)	252
76		Marks & Spencer Group plc (m)	254
27		Meggitt plc (m)	53
13		Meinl European Land Ltd. (a) (m)	35
1		Michael Page International plc (m)	3
3		Mitchells & Butlers plc (m)	7
2		Mondi plc (m)	5
3		National Express Group plc (m)	15
118		National Grid plc (m)	1,097
9		Next plc (m)	159
213		Old Mutual plc (m)	160
38		Pearson plc (m)	366
120		Prudential plc (m)	579
13		Punch Taverns plc (m)	9
29		Reckitt Benckiser Group plc (m)	1,105
51		Reed Elsevier plc (m)	381
12		Rentokil Initial plc (m)	7
29		Rexam plc (m)	129
47		Rio Tinto plc (m)	1,009
87		Rolls-Royce Group plc (a) (m)	417
819		Royal Bank of Scotland Group plc (m)	258
159		RSA Insurance Group plc (m)	301
43		SABMiller plc (m)	694
65		Sage Group plc (m)	171
6		Schroders plc (m)	65
42		Scottish & Southern Energy plc (m)	726
23		Segro plc (m)	54
11		Severn Trent plc (m)	175
27		Shire plc (m)	389
44		Smith & Nephew plc (m)	320
19		Smiths Group plc (m)	238
22		Stagecoach Group plc (m)	39
88		Standard Chartered plc (m)	1,116
106		Standard Life plc (m)	336
2		Stolt-Nielsen S.A. (c)	18
21		Tate & Lyle plc (m)	100
58		Taylor Wimpey plc (m)	13
373		Tesco plc (m)	1,926
17		Thomas Cook Group plc (m)	47
8		Thomson Reuters plc (m)	169
42		Tomkins plc (m)	71
25		TUI Travel plc (m)	80
34		Tullow Oil plc (m)	342
61		Unilever plc (m)	1,345
11		United Business Media Ltd. (m)	78
33		United Utilities Group plc (m)	257
7		Vedanta Resources plc (m)	58
2,497		Vodafone Group plc (m)	4,638
8		Whitbread plc (m)	96
3		William Hill plc (m)	9
114		Wm Morrison Supermarkets plc (m)	444
28		Wolseley plc (m)	69
55		WPP plc (m)	309

			60,000

		Total Common Stocks (Cost $626,692)	589,102

		Investment Companies — 0.7%
31		iShares MSCI Germany Index Fund	479
173		iShares MSCI Pacific ex-Japan Index Fund	3,880

		Total Investment Companies (Cost $4,800)	4,359

		Preferred Stocks — 0.7%
		Brazil — 0.3%
34		Aracruz Celulose S.A., Class B	29
25		Banco Bradesco S.A. (m)	226
65		Banco Itau Holding Financeira S.A.	657
6		Cia Energetica de Minas Gerais (m)	81
42		Cia Vale do Rio Doce, Class A (m)	507
39		Petroleo Brasileiro S.A. (m)	421
20		Tele Norte Leste Participacoes S.A. (m)	246

			2,167

		Germany — 0.4%
24		Henkel AG & Co. KGaA (c)	609
10		Porsche Automobil Holding SE (c)	611
16		ProSiebenSat.1 Media AG (c)	34
7		RWE AG (m)	446
14		Volkswagen AG (c)	698

			2,398

		Italy — 0.0% (g)
210		Unipol Gruppo Finanziario S.p.A. (m)	220

		Japan — 0.0% (g)
2		Ito En Ltd. (m)	21

		Total Preferred Stocks (Cost $3,803)	4,806

		Total Long-Term Investments (Cost $635,295)	598,267

NUMBER OF RIGHTS

	Rights — 0.0% (g)
	Australia — 0.0% (g)
17	Wesfarmers Ltd., expiring 02/23/09 (a)	22

	Singapore — 0.0% (g)
5	Ascendas REIT, expiring 02/05/09 (a)	1

	Total Rights (Cost $–)	23

SHARES

	Short-Term Investment — 3.1%
	Investment Company — 3.1%
19,595	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $19,595)	19,595

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 20.4%
	Certificate of Deposit — 1.1%
7,000	Caylon New York, VAR, 0.385%, 03/15/10	6,781

SHARES

	Investment Company — 19.3%
121,871	JPMorgan Prime Money Market Fund, Capital Shares (b)	121,871

	Total Investments of Cash Collateral for Securities on Loan (Cost $128,868)	128,652

	Total Investments — 118.4% (Cost $783,758)	746,537

	Liabilities in Excess of Other Assets — (18.4)%	(116,257)

	NET ASSETS — 100.0%	$630,280

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	12.2%
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	6.2
Electric Utilities	6.1
Diversified Telecommunication Services	5.8
Insurance	4.8
Automobiles	3.9
Metals & Mining	3.4
Chemicals	2.9
Wireless Telecommunication Services	2.4
Food Products	2.3
Food & Staples Retailing	2.3
Multi-Utilities	2.0
Industrial Conglomerates	1.9
Beverages	1.7
Media	1.6
Machinery	1.5
Capital Markets	1.3
Software	1.2
Real Estate Management & Development	1.2
Electronic Equipment, Instruments & Components	1.2
Diversified Financial Services	1.1
Road & Rail	1.0
Electrical Equipment	1.0
Construction & Engineering	1.0
Short-Term Investment	3.2
Others (each less than 1.0%)	18.5

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
79	TOPIX	03/12/09	$6,947	$(477)
475	Dow Jones Euro STOXX 50 Index	03/20/09	13,557	(967)
55	FTSE 100 Index	03/20/09	3,271	(135)

				$(1,579)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2009.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $54,000 which amounts to less than 0.1% of total investments.

In addition, the value and percentage, based on total investments (excluding Investments of Cash Collateral for Securities of Loan), of the investments that apply the fair valuation policy for the international investments are approximately $574,416,000 and 93.0%, respectively.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,365
Aggregate gross unrealized depreciation	(180,586)

Net unrealized appreciation/depreciation	$(37,221)

Federal income tax cost of investments	$783,758

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 157,677	$ -	$ (1,579)
Level 2 - Other significant observable inputs	588,806	-	-
Level 3 - Significant unobservable inputs	54	-	-
Total	$ 746,537	$ -	$ (1,579)

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 10/31/08	$ -	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	54	-
Balance as of 01/31/09	$ 54	$ -

* Other financial instruments may include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

March 27, 2009